Segment reporting (Tables)	9 Months Ended
Mar. 31, 2022
Segment reporting
Summary of segment information

Reportable segments	Operations

MINISO brand	Design, buying and sale of lifestyle products
TOP TOY brand	Design, buying and sale of pop toys

Summary of segment results, assets and liabilities

	As at and for the three months ended March 31, 2021
				Other
	Reportable segments			segment	Total
			Total
		TOP TOY	reportable
	MINISO brand	brand	segments
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
External revenues	2,149,482	23,753	2,173,235	56,209	2,229,444
Inter-segment revenue	—	—	—	43,640	43,640
Segment revenue	2,149,482	23,753	2,173,235	99,849	2,273,084
Segment profit/(loss) before taxation	153,177	(4,176)	149,001	14,297	163,298
Finance income	8,326	3	8,329	317	8,646
Finance costs	(5,829)	(578)	(6,407)	—	(6,407)
Depreciation and amortization	(61,759)	(3,044)	(64,803)	(516)	(65,319)
Other material non-cash items:
- credit loss on trade and other receivables	(11,905)	(193)	(12,098)	(25)	(12,123)
Segment assets	9,927,060	163,913	10,090,973	234,016	10,324,989
Segment liabilities	3,527,937	169,266	3,697,203	141,282	3,838,485

	As at and for the three months ended March 31, 2022
				Other
	Reportable segments			segment	Total
			Total
		TOP TOY	reportable
	MINISO brand	brand	segments
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
External revenues	2,199,752	111,192	2,310,944	30,091	2,341,035
Inter-segment revenue	—	—	—	60,810	60,810
Segment revenue	2,199,752	111,192	2,310,944	90,901	2,401,845
Segment profit before taxation	128,909	3,800	132,709	27,298	160,007
Finance income	11,603	95	11,698	836	12,534
Finance costs	(6,699)	(1,440)	(8,139)	(2)	(8,141)
Depreciation and amortization	(75,022)	(11,665)	(86,687)	(963)	(87,650)
Other material non-cash items:
- credit loss on trade and other receivables	(4,686)	(949)	(5,635)	(36)	(5,671)
- impairment loss on non-current assets	(1,931)	—	(1,931)	—	(1,931)
Segment assets	7,915,823	507,012	8,422,835	198,445	8,621,280
Segment liabilities	3,463,783	576,871	4,040,654	49,241	4,089,895

	As at and for the nine months ended March 31, 2021
				Other
	Reportable segments			segment	Total
			Total
		TOP TOY	reportable
	MINISO brand	brand	segments
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
External revenues	6,387,145	26,370	6,413,515	185,789	6,599,304
Inter-segment revenue	—	—	—	74,114	74,114
Segment revenue	6,387,145	26,370	6,413,515	259,903	6,673,418
Segment profit/(loss) before taxation	192,578	(6,843)	185,735	38,898	224,633
Finance income	30,775	4	30,779	911	31,690
Finance costs	(19,266)	(991)	(20,257)	(10)	(20,267)
Depreciation and amortization	(185,008)	(5,000)	(190,008)	(694)	(190,702)
Other material non-cash items:
- credit loss on trade and other receivables	(29,302)	(198)	(29,500)	(10)	(29,510)
Segment assets	9,927,060	163,913	10,090,973	234,016	10,324,989
Segment liabilities	3,527,937	169,266	3,697,203	141,282	3,838,485

	As at and for the nine months ended March 31, 2022
				Other
	Reportable segments			segment	Total
			Total
		TOP TOY	reportable
	MINISO brand	brand	segments
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
External revenues	7,273,858	351,520	7,625,378	142,565	7,767,943
Inter-segment revenue	—	—	—	142,410	142,410
Segment revenue	7,273,858	351,520	7,625,378	284,975	7,910,353
Segment profit/(loss) before taxation	656,701	(61,262)	595,439	55,106	650,545
Finance income	36,130	120	36,250	2,462	38,712
Finance costs	(20,322)	(5,074)	(25,396)	(11)	(25,407)
Depreciation and amortization	(241,024)	(16,900)	(257,924)	(1,242)	(259,166)
Other material non-cash items:
- credit loss on trade and other receivables	(22,253)	(2,447)	(24,700)	(62)	(24,762)
- impairment loss on non-current assets	(8,003)	(3,464)	(11,467)	—	(11,467)
Segment assets	7,915,823	507,012	8,422,835	198,445	8,621,280
Segment liabilities	3,463,783	576,871	4,040,654	49,241	4,089,895

Summary of reconciliations of information on reportable segments

	For the three months ended		For the nine months ended
	March 31,		March 31,
	2021	2022	2021	2022
	RMB’000	RMB’000	RMB’000	RMB’000
i. Revenue
Total revenue for reportable segments	2,173,235	2,310,944	6,413,515	7,625,378
Revenue for other segment	99,849	90,901	259,903	284,975
Elimination of inter-segment revenue	(43,640)	(60,810)	(74,114)	(142,410)
Consolidated revenue	2,229,444	2,341,035	6,599,304	7,767,943

ii. Profit/(loss) before taxation
Total profit before taxation for reportable segments	149,001	132,709	185,735	595,439
Profit before taxation for other segment	14,297	27,298	38,898	55,106
Unallocated amounts:
– Fair value changes of redeemable shares with other preferential rights	—	—	(1,625,287)	—
- Share of loss of an equity-accounted investee, net of tax expense	(825)	—	(825)	(8,162)
- Expenses relating to construction of headquarter building and depreciation expense of apartments for use as staff quarters	—	(14,417)	—	(26,837)
Consolidated profit/(loss) before taxation	162,473	145,590	(1,401,479)	615,546

	As at	As at
	June 30,	March 31,
	2021	2022
	RMB’000	RMB’000
iii. Assets
Total assets for reportable segments	10,188,040	8,422,835
Assets for other segment	164,928	198,445
Unallocated amounts
- Interest in an equity-accounted investee	352,062	—
- Assets relating to construction of headquarter building	—	2,024,039
- Apartments for use as staff quarters	—	253,814
Consolidated total assets	10,705,030	10,899,133

iv. Liabilities
Total liabilities for reportable segments	3,995,757	4,040,654
Liabilities for other segment	57,119	49,241
Unallocated amounts
- Liabilities relating to construction of headquarter building	—	19,806
Consolidated total liabilities	4,052,876	4,109,701

v. Other material items

	For the three months ended March 31, 2021
	Reportable
	segment	Other	Unallocated	Consolidated
	totals	segment	amounts	totals
	RMB’000	RMB’000	RMB’000	RMB’000
Finance income	8,329	317	—	8,646
Finance costs	(6,407)	—	—	(6,407)
Depreciation and amortization	(64,803)	(516)	—	(65,319)
Credit loss on trade and other receivables	(12,098)	(25)	—	(12,123)

	For the three months ended March 31, 2022
	Reportable
	segment	Other	Unallocated	Consolidated
	totals	segment	amounts	totals
	RMB’000	RMB’000	RMB’000	RMB’000
Finance income	11,698	836	210	12,744
Finance costs	(8,139)	(2)	—	(8,141)
Depreciation and amortization	(86,687)	(963)	(13,479)	(101,129)
Credit loss on trade and other receivables	(5,635)	(36)	—	(5,671)
Impairment loss on non-current assets	(1,931)	—	—	(1,931)

	For the nine months ended March 31, 2021
	Reportable
	segment	Other	Unallocated	Consolidated
	totals	segment	amounts	totals
	RMB’000	RMB’000	RMB’000	RMB’000
Finance income	30,779	911	—	31,690
Finance costs	(20,257)	(10)	—	(20,267)
Depreciation and amortization	(190,008)	(694)	—	(190,702)
Credit loss on trade and other receivables	(29,500)	(10)	—	(29,510)

	For the nine months ended March 31, 2022
	Reportable
	segment	Other	Unallocated	Consolidated
	totals	segment	amounts	totals
	RMB’000	RMB’000	RMB’000	RMB’000
Finance income	36,250	2,462	469	39,181
Finance costs	(25,396)	(11)	—	(25,407)
Depreciation and amortization	(257,924)	(1,242)	(24,589)	(283,755)
Credit loss on trade and other receivables	(24,700)	(62)	—	(24,762)
Impairment loss on non-current assets	(11,467)	—	—	(11,467)

Summary of geographic information analyses

	For the three months ended		For the nine months ended
	March 31,		March 31,
	2021	2022	2021	2022
	RMB’000	RMB’000	RMB’000	RMB’000
i. Revenue
the PRC (place of domicile)	1,788,277	1,822,965	5,344,955	5,909,250
Other Asian countries excluding the PRC	259,776	256,225	684,654	827,861
America	116,985	213,871	394,728	809,501
Europe	22,997	27,874	87,257	146,887
Others	41,409	20,100	87,710	74,444
	2,229,444	2,341,035	6,599,304	7,767,943

	As at	As at
	June 30,	March 31,
	2021	2022
	RMB’000	RMB’000
ii. Non-current assets
the PRC (place of domicile)	902,793	2,555,368
Other Asian countries excluding the PRC	82,414	67,233
America	191,304	189,973
Europe	22,399	12,103
	1,198,910	2,824,677